TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT (Preferred Stock) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 07, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Temporary equity authorized (in shares)	500,000	74,236,884
Temporary equity issued (in shares)	0	73,690,340
Temporary equity outstanding (in shares)	0	73,690,340	73,690,340		60,813,980
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests		$ 86,997,000
Temporary Equity, Liquidation Preference		$ 87,131,986
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity authorized (in shares)		11,296,649
Temporary equity issued (in shares)		11,075,128
Temporary equity outstanding (in shares)		11,075,128
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests		$ 2,988,788
Temporary Equity, Liquidation Preference		$ 3,000,000
Series A-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity authorized (in shares)		2,124,239
Temporary equity issued (in shares)		2,124,239
Temporary equity outstanding (in shares)		2,124,239
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests		$ 986,529
Temporary Equity, Liquidation Preference		$ 1,000,000
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity authorized (in shares)		4,149,641
Temporary equity issued (in shares)		4,149,641
Temporary equity outstanding (in shares)		4,149,641
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests		$ 1,500,000
Temporary Equity, Liquidation Preference		$ 1,500,000
Series B-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity authorized (in shares)		2,124,241
Temporary equity issued (in shares)		2,124,241
Temporary equity outstanding (in shares)		2,124,241
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests		$ 1,000,000
Temporary Equity, Liquidation Preference		$ 1,000,000
Series B-2 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity authorized (in shares)		14,523,750
Temporary equity issued (in shares)		14,523,750
Temporary equity outstanding (in shares)		14,523,750
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests		$ 6,971,930
Temporary Equity, Liquidation Preference		$ 7,000,000
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity authorized (in shares)		11,438,289
Temporary equity issued (in shares)		11,113,266
Temporary equity outstanding (in shares)		11,113,266
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests		$ 9,445,233
Temporary Equity, Liquidation Preference		$ 9,500,002
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity authorized (in shares)		7,376,285
Temporary equity issued (in shares)		7,376,285
Temporary equity outstanding (in shares)		7,376,285
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests		$ 9,972,537
Temporary Equity, Liquidation Preference		$ 10,000,001
Series E Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity authorized (in shares)		8,327,431
Temporary equity issued (in shares)		8,327,431
Temporary equity outstanding (in shares)		8,327,431
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests		$ 15,000,000
Temporary Equity, Liquidation Preference		$ 15,000,000
Series F Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity authorized (in shares)		12,876,359
Temporary equity issued (in shares)		12,876,359		12,876,359
Temporary equity outstanding (in shares)		12,876,359
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests		$ 39,131,983
Temporary Equity, Liquidation Preference		$ 39,131,983